Goodwill and other intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and other intangible assets
Beginning balance	$ 1,077.2
Ending balance	551.6	$ 1,077.2
Accelerated amortization expense on customer related intangible assets due to customer insolvency proceedings	13.8
Cost
Goodwill and other intangible assets
Beginning balance	1,417.0	1,864.7
Additions during the year	0.2	5.0
Disposals	(4.3)	(14.1)
Disposal of subsidiary	(11.9)	(80.9)
Exchange differences	173.3	(357.7)
Reclassified to Assets held for sale	(859.8)
Ending balance	714.5	1,417.0
Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(339.8)	(312.4)
Charge for the year	60.1	46.8
Impairment charge for the year		88.8
Disposals	4.3	14.0
Disposal of subsidiary	1.4	12.1
Exchange differences	(40.8)	82.1
Reclassified to Assets held for sale	(272.1)
Ending balance	(162.9)	(339.8)
Goodwill
Goodwill and other intangible assets
Beginning balance	403.2
Ending balance	262.7	403.2
Goodwill | Cost
Goodwill and other intangible assets
Beginning balance	578.0	751.0
Disposal of subsidiary	(8.3)	(12.2)
Exchange differences	71.6	(160.8)
Reclassified to Assets held for sale	(378.6)
Ending balance	262.7	578.0
Goodwill | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(174.8)	(131.7)
Impairment charge for the year		87.9
Exchange differences	(22.5)	44.8
Reclassified to Assets held for sale	(197.3)
Ending balance		(174.8)
Customerrelated intangible assets
Goodwill and other intangible assets
Beginning balance	551.1
Ending balance	221.4	551.1
Customerrelated intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	670.3	898.1
Disposals		(4.5)
Disposal of subsidiary	(3.5)	(51.0)
Exchange differences	82.9	(172.3)
Reclassified to Assets held for sale	(430.3)
Ending balance	319.4	670.3
Customerrelated intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(119.2)	(133.4)
Charge for the year	44.4	32.0
Disposals		4.6
Disposal of subsidiary	1.3	9.0
Exchange differences	(14.5)	32.6
Reclassified to Assets held for sale	(78.8)
Ending balance	(98.0)	(119.2)
Network - related intangible assets
Goodwill and other intangible assets
Beginning balance	98.6
Ending balance	59.5	98.6
Network - related intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	122.1	160.7
Disposals		(0.2)
Disposal of subsidiary		(17.6)
Exchange differences	15.4	(20.8)
Reclassified to Assets held for sale	(54.3)
Ending balance	83.2	122.1
Network - related intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(23.5)	(25.7)
Charge for the year	5.8	6.4
Disposals		0.2
Disposal of subsidiary		3.0
Exchange differences	(3.0)	5.4
Reclassified to Assets held for sale	(8.6)
Ending balance	(23.7)	(23.5)
Licenses
Goodwill and other intangible assets
Beginning balance	11.7
Ending balance	7.0	11.7
Licenses | Cost
Goodwill and other intangible assets
Beginning balance	30.9	33.4
Additions during the year		0.2
Disposals	(2.0)
Exchange differences	3.6	(2.7)
Reclassified to Assets held for sale	(0.2)
Ending balance	32.3	30.9
Licenses | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(19.2)	(15.6)
Charge for the year	6.1	4.0
Impairment charge for the year		0.9
Disposals	2.1
Exchange differences	(2.3)	1.3
Reclassified to Assets held for sale	(0.2)
Ending balance	(25.3)	(19.2)
Software
Goodwill and other intangible assets
Beginning balance	12.4
Ending balance	1.0	12.4
Software | Cost
Goodwill and other intangible assets
Beginning balance	15.4	21.5
Additions during the year	0.2	4.2
Disposals	(2.3)	(9.1)
Disposal of subsidiary	(0.1)	(0.1)
Exchange differences	(0.2)	(1.1)
Reclassified to Assets held for sale	3.9
Ending balance	16.9	15.4
Software | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(3.0)	(6.0)
Charge for the year	3.8	4.2
Disposals	2.2	9.1
Disposal of subsidiary	0.1	0.1
Exchange differences	1.5	(2.0)
Reclassified to Assets held for sale	12.9
Ending balance	(15.9)	(3.0)
Right of way and use
Goodwill and other intangible assets
Beginning balance	0.2
Ending balance		0.2
Right of way and use | Cost
Goodwill and other intangible assets
Beginning balance	0.3
Additions during the year		0.6
Disposals		(0.3)
Reclassified to Assets held for sale	(0.3)
Ending balance		0.3
Right of way and use | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(0.1)
Charge for the year		0.2
Disposals		0.1
Reclassified to Assets held for sale	$ (0.1)
Ending balance		$ (0.1)